LEASES	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
LEASES
4.	LEASES

At inception of a lease, the Company recognizes a right-of-use asset and a lease liability in the statement of financial position, initially measured at the present value of future lease payments (net of non-lease general expenses which are expensed as incurred).

Toronto, Ontario Lease

The Company entered into an 18-month lease for its corporate head office in Toronto, Ontario on November 1, 2019. The monthly base rent is $2,806. The Company recognized a right-of-use asset offset by a prepayment and a lease liability of $34,172 relating to this lease.

For the year ended December 31, 2020, the Company recognized $22,670 of amortization and $12,743 in interest expense relating to this lease and repaid $33,666 of the lease liability. The lease liability at December 31, 2020, was $8,145.

Chapel Hill, North Carolina Lease

The Company entered into a 62-month lease for its R&D office in Chapel Hill, North Carolina on April 1, 2020. The monthly base rent is $8,320. The Company recognized a right-of-use asset and a lease liability of $442,684 relating to this lease.

Titan USA entered into a lease amending agreement to lease additional office space in Chapel Hill, North Carolina on November 1, 2020. The term of the lease amendment is 55 months, and the base monthly rent is $10,628. The Company recognized a right of use asset and a lease liability of $498,584 relating to this lease.

For the year ended December 31, 2020, the Company recognized $82,391 of amortization and $23,531 in interest expense relating to the leases at Chapel Hill, repaid $56,387 of the lease liability. The lease liability at December 31, 2020, was $908,414.

Right of use assets For the year ended December 31, 2020	Cost	Accumulated amortization	Net Book Value
Head Office
Balance at December 31, 2019	$34,172	$(3,778)	$30,394
Amortization in the year	-	(22,670)	(22,670)
Chapel Hill
Balance at December 31, 2019	$-	$-	$-
Additions	941,268	-	941,268
Amortization in the year	-	(82,391)	(82,391)
Balance at December 31, 2020	$975,440	$(108,839)	$866,601

For the year ended December 31, 2019	Cost	Accumulated amortization	Net Book Value
Head Office

Balance at December 31, 2018	$-	$-	$-
Additions	34,172	-	34,172
Amortization in the year	-	(3,778)	(3,778)
	-
Balance at December 31, 2019	$34,172	$(3,778)	$30,394

Lease liabilities – maturity analysis	2020	2019
Less than one year	$165,768	$21,071
One to three years	646,481	8,001
Four to five years	104,310	-
Total lease liabilities at December 31, 2020	$916,559	$29,072